Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	$ 1,737	$ 1,340
Realized	(7)	(9)
Unrealized	(13)	71
Net unrealized gains (losses) included in OCI	63	1
Transfer in to Level 3	27
Transfer out of Level 3		(24)
Purchases/Issuances	1,508	1,208
Sales/Settlements	(1,915)	(850)
Closing balances	1,400	1,737
Opening balance	(869)	(782)
Realized	7	9
Unrealized	491	(67)
Transfer in to Level 3	(42)	(100)
Transfer out of Level 3	29	194
Purchases/Issuances	(132)	(358)
Sales/Settlements	222	235
Closing balances	(294)	(869)
Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(601)	(423)
Unrealized	512	(113)
Transfer in to Level 3	(42)	(100)
Transfer out of Level 3	29	117
Purchases/Issuances	(72)	(288)
Sales/Settlements	178	206
Closing balances	4	(601)
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(1)	(109)
Unrealized	(33)	132
Sales/Settlements	6	(24)
Closing balances	(28)	(1)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	56
Unrealized	32	59
Purchases/Issuances	6	2
Sales/Settlements	(46)	(5)
Closing balances	48	56
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(112)	(131)
Realized	7	9
Unrealized	(2)	3
Sales/Settlements		7
Closing balances	(107)	(112)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	104	115
Realized	(7)	(9)
Unrealized	1	(2)
Closing balances	98	104
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(155)	(119)
Unrealized	14	(89)
Transfer out of Level 3		77
Purchases/Issuances	(60)	(70)
Sales/Settlements	38	46
Closing balances	(163)	(155)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	252	107
Unrealized	(40)	15
Transfer out of Level 3		(24)
Purchases/Issuances	53	202
Sales/Settlements	(53)	(48)
Closing balances	212	252
Corporate equity [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	7	6
Unrealized	(8)	1
Transfer in to Level 3	7
Purchases/Issuances	10
Closing balances	16	7
Corporate equity [member] | Equity securities designated at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	291	285
Net unrealized gains (losses) included in OCI	63	2
Purchases/Issuances	50	74
Sales/Settlements	(164)	(70)
Closing balances	240	291
Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	173	319
Unrealized		1
Purchases/Issuances	118	74
Sales/Settlements	(156)	(221)
Closing balances	135	173
Corporate debt [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	23	26
Unrealized	2	(3)
Closing balances	25	23
Corporate debt [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Net unrealized gains (losses) included in OCI	(3)
Transfer in to Level 3	20
Purchases/Issuances	1
Sales/Settlements	(18)
Business and government [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	831	482
Net unrealized gains (losses) included in OCI	3	(1)
Purchases/Issuances	1,270	856
Sales/Settlements	(1,478)	(506)
Closing balances	$ 626	$ 831